Schedule of Investments - September 30, 2022
Hotchkis & Wiley Large Cap Value Fund (Unaudited)

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COMMON STOCKS - 99.52%		Held		Value
COMMUNICATION SERVICES - 6.38%
Entertainment - 2.00%
Warner Bros. Discovery, Inc. (a)			616,700	$7,092,050

Interactive Media & Services - 0.97%
Alphabet, Inc. (a)			36,000	3,443,400

Media - 2.16%
Comcast Corp.			261,000	7,655,130

Wireless Telecommunication Services - 1.25%
Vodafone Group PLC - ADR			390,944	4,429,395
TOTAL COMMUNICATION SERVICES				22,619,975

CONSUMER DISCRETIONARY - 6.56%
Auto Components - 2.65%
Adient PLC (a)			44,891	1,245,725
Magna International, Inc. (l)			171,700	8,142,014
				9,387,739
Automobiles - 3.12%
General Motors Company			344,600	11,058,214

Hotels, Restaurants & Leisure - 0.79%
Booking Holdings, Inc. (a)			1,700	2,793,457
TOTAL CONSUMER DISCRETIONARY				23,239,410

CONSUMER STAPLES - 1.89%
Personal Products - 1.89%
Unilever PLC - ADR			152,500	6,685,600
TOTAL CONSUMER STAPLES				6,685,600

ENERGY - 13.97%
Energy Equipment & Services - 4.09%
Baker Hughes Company			64,400	1,349,824
Halliburton Company			102,600	2,526,012
NOV, Inc.			479,500	7,758,310
Schlumberger NV			79,300	2,846,870
				14,481,016
Oil, Gas & Consumable Fuels - 9.88%
APA Corp.			208,000	7,111,520
Hess Corp.			49,400	5,384,106
Marathon Oil Corp.			291,900	6,591,102
Murphy Oil Corp.			90,570	3,185,347
Ovintiv, Inc.			60,200	2,769,200
Shell PLC - ADR			143,272	7,129,215
Suncor Energy, Inc.			101,500	2,857,225
				35,027,715
TOTAL ENERGY				49,508,731

FINANCIALS - 25.89%
Banks - 10.20%
Citigroup, Inc.			403,388	16,809,178
Citizens Financial Group, Inc.			169,700	5,830,892
Wells Fargo & Company			336,063	13,516,454
				36,156,524
Capital Markets - 7.94%
The Bank of New York Mellon Corp.			220,500	8,493,660
Credit Suisse Group AG - ADR (l)			494,400	1,938,048
The Goldman Sachs Group, Inc.			33,600	9,846,480
State Street Corp.			129,200	7,856,652
				28,134,840
Consumer Finance - 0.51%
Capital One Financial Corp.			19,600	1,806,532

Diversified Financial Services - 0.51%
Equitable Holdings, Inc.			68,800	1,812,880

Insurance - 6.73%
American International Group, Inc.			274,100	13,014,268
Corebridge Financial, Inc. (a) (l)			98,500	1,939,465
The Hartford Financial Services Group, Inc.			112,700	6,980,638
The Travelers Companies, Inc.			12,400	1,899,680
				23,834,051
TOTAL FINANCIALS				91,744,827

HEALTH CARE - 10.59%
Health Care Equipment & Supplies - 2.47%
Medtronic PLC			65,900	5,321,425
Zimmer Biomet Holdings, Inc.			32,700	3,418,785
				8,740,210
Health Care Providers & Services - 7.07%
Cigna Corp.			14,300	3,967,821
CVS Health Corp.			61,900	5,903,403
Elevance Health, Inc.			22,900	10,402,096
HCA Healthcare, Inc.			26,100	4,796,919
				25,070,239
Pharmaceuticals - 1.05%
GSK PLC - ADR			61,640	1,814,065
Sanofi - ADR			50,600	1,923,812
				3,737,877
TOTAL HEALTH CARE				37,548,326

INDUSTRIALS - 13.81%
Aerospace & Defense - 0.74%
Huntington Ingalls Industries, Inc.			11,800	2,613,700

Air Freight & Logistics - 2.32%
FedEx Corp.			55,500	8,240,085

Industrial Conglomerates - 5.31%
General Electric Company			303,687	18,801,262

Machinery - 5.44%
CNH Industrial NV			452,700	5,056,659
Cummins, Inc.			33,800	6,878,638
PACCAR, Inc.			56,300	4,711,747
Stanley Black & Decker, Inc.			35,200	2,647,392
				19,294,436
TOTAL INDUSTRIALS				48,949,483

INFORMATION TECHNOLOGY - 16.20%
Communications Equipment - 4.99%
F5, Inc. (a)			85,900	12,432,307
Telefonaktiebolaget LM Ericsson - ADR			917,300	5,265,302
				17,697,609
Electronic Equipment, Instruments & Components - 2.25%
Corning, Inc.			124,200	3,604,284
TE Connectivity Ltd.			39,400	4,348,184
				7,952,468
IT Services - 2.53%
Amdocs Ltd.			25,600	2,033,920
Euronet Worldwide, Inc. (a)			62,800	4,757,728
Fiserv, Inc. (a)			23,300	2,180,181
				8,971,829
Software - 6.43%
Microsoft Corp.			48,800	11,365,520
Oracle Corp.			187,100	11,426,197
				22,791,717
TOTAL INFORMATION TECHNOLOGY				57,413,623

MATERIALS - 1.77%
Chemicals - 1.28%
Olin Corp.			105,600	4,528,128

Containers & Packaging - 0.49%
International Paper Company			54,800	1,737,160
TOTAL MATERIALS				6,265,288

UTILITIES - 2.46%
Electric Utilities - 2.46%
PPL Corp.			344,500	8,733,075
TOTAL UTILITIES				8,733,075

Total common stocks (Cost $357,647,042)				352,708,338

Total long-term investments (Cost $357,647,042)				352,708,338

COLLATERAL FOR SECURITIES ON LOAN - 1.38%
Money Market Funds - 1.38%
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 2.88%^			4,888,220	4,888,220
Total collateral for securities on loan (Cost $4,888,220)				4,888,220

		Principal
SHORT-TERM INVESTMENTS - 0.68%		Amount
Time Deposits - 0.68%
Banco Bilbao Vizcaya Argentaria SA, 2.43%, 10/03/2022*			$2,082,581	2,082,581
Citigroup, Inc., 0.29%, 10/03/2022*		EUR	358,028	350,884
Total short-term investments (Cost $2,438,641)				2,433,465

Total investments - 101.58% (Cost $364,973,903)				360,030,023

Liabilities in excess of other assets - (1.58)%				(5,610,846)

Net assets - 100.00%				$354,419,177

(a)	- Non-income producing security.
(l)
- All or a portion of this security is on loan. The total market value of securities on loan was $4,773,138. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

ADR	- American Depositary Receipt
EUR	- Euro
*				- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a U.S. stock exchange or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an approved independent pricing service.

The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of third-party pricing services.

Fixed-income securities are generally valued at their evaluated mean prices obtained from an approved independent pricing service.  Pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the pricing services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange, the Fund generally utilizes an independent pricing service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2022:

Level 1 --- Quoted prices in an active market:
Common Stocks	$352,708,338
Money Market Funds	4,888,220
Time Deposits	2,433,465
Level 2 --- Other significant observable market inputs	-
Level 3 --- Significant unobservable inputs	-

Total Investments	$360,030,023